DESCRIPTION OF PLAN - Notes Receivable from Participants (Details) - Needham Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($) loan
PLAN TERMINATION
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Loan term	5 years
Maximum number of loan outstanding allowed | loan	2